As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 1635
New York, NY  10169
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
230 Park Avenue, Suite 1635
New York, NY  10169
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2007
The Wall Street Fund, Inc.

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace - 0.8%
Lockheed Martin Corp.	1,500	$145,530

Banks - 1.5%
HSBC Holdings PLC - ADR	1,500	131,715
US Bancorp	4,000	139,880
		271,595
Beverages - 1.8%
The Coca-Cola Co.	1,700	81,600
Hansen Natural Corp. (a)	3,000	113,640
PepsiCo, Inc.	2,000	127,120
		322,360
Biotechnology - 6.3%
Amgen, Inc. (a)	2,000	111,760
Biogen Idec, Inc. (a)	1,700	75,446
Celgene Corp. (a)	1,500	78,690
Genentech, Inc. (a)	2,000	164,240
Genzyme Corp. (a)	3,000	180,060
Gilead Sciences, Inc. (a)	5,000	382,500
Lifecell Corp. (a)	3,000	74,910
Viropharma, Inc. (a)	3,000	43,050
		1,110,656
Building & Construction - 0.7%
KB Home	3,000	128,010

Chemicals - 3.0%
Air Products & Chemicals, Inc.	2,600	192,296
The Dow Chemical Co.	3,700	169,682
Sigma-Aldrich Corp.	4,000	166,080
		528,058
Construction & Engineering - 0.6%
Fluor Corp.	1,200	107,664

Diversifed - 1.0%
3M Co.	2,200	168,146

Diversified Financials - 1.8%
Citigroup, Inc.	3,000	154,020
Morgan Stanley	1,000	78,760
Nasdaq Stock Market, Inc. (a)	3,000	88,230
		321,010
Drugs - 2.2%
Bristol-Myers Squibb Co.	3,000	83,280
Merck & Co., Inc.	5,000	220,850
Schering Plough Corp.	3,000	76,530
		380,660
Electrical Equipment - 0.8%
General Electric Co.	4,000	141,440

Energy - 6.5%
Apache Corp.	2,000	141,400
Canadian Superior Energy, Inc. (a) (b)	40,000	101,600
Chevron Corp.	2,500	184,900
ConocoPhillips	2,000	136,700
Devon Energy Corp.	3,000	207,660
Sunoco, Inc.	2,500	176,100
Valero Energy Corp.	3,000	193,470
		1,141,830
Energy Equipment & Services - 0.2%
Diamond Offshore Drilling	500	40,475

Financial Services - 5.2%
American Express Co.	3,000	169,200
CIT Group, Inc.	2,500	132,300
The First Marblehead Corp.	3,000	134,670
The Goldman Sachs Group, Inc.	2,300	475,249
		911,419
Food & Staples Retailing - 1.9%
The Kroger Co.	6,000	169,500
Walgreen Co.	3,500	160,615
		330,115
Food Service - 1.9%
Darden Restaurants, Inc.	3,500	144,165
McDonald's Corp.	2,500	112,625
Starbucks Corp. (a)	2,500	78,400
		335,190
Food Wholesale - 0.6%
Sysco Corp.	3,000	101,490

Health Care - 2.5%
Apria Healthcare Group, Inc. (a)	4,000	129,000
Johnson & Johnson	3,000	180,780
UnitedHealth Group, Inc.	2,400	127,128
		436,908
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	1,500	73,590

Instrumentation - 2.0%
Applied Materials, Inc.	7,500	137,400
Garmin Ltd. (b)	4,000	216,600
		354,000
Insurance - 1.7%
American International Group, Inc.	1,700	114,274
Fidelity National Financial, Inc.	4,000	96,040
Loews Corp.	2,000	90,860
		301,174
Machinery - 4.0%
Caterpillar, Inc.	3,500	234,605
Ingersoll-Rand Co. Ltd. - Class A (b)	2,000	86,740
Kennametal, Inc.	2,200	148,742
Paccar, Inc.	3,300	242,220
		712,307
Media - 1.9%
Comcast Corp. (a)	5,000	127,350
EchoStar Communications Corp. (a)	2,500	108,575
Focus Media Holding Ltd - ADR (a)	1,200	94,152
		330,077
Metals & Mining - 2.8%
BHP Billiton Ltd. - ADR	2,000	96,900
Freeport-McMoRan Copper & Gold, Inc.	2,000	132,380
Nucor Corp.	4,000	260,520
		489,800
Office Equipment - 5.1%
Apple, Inc. (a)	3,300	306,603
Network Appliance, Inc. (a)	5,000	182,600
Seagate Technology (b)	10,000	233,000
Western Digital Corp. (a)	3,000	50,430
Xyratex Ltd (a) (b)	5,000	119,350
		891,983
Paper & Forest Products - 0.3%
International Paper Co.	1,500	54,600

Personal & Household Products - 0.7%
Procter & Gamble Co.	2,000	126,320

Real Estate - 0.8%
WP Carey & Co LLC	4,000	133,480

Retail - 4.8%
Best Buy Co, Inc.	3,000	146,160
J.C. Penney Co., Inc.	3,000	246,480
Nordstrom, Inc.	4,500	238,230
Target Corp.	3,500	207,410
		838,280
Semiconductors - 9.0%
Analog Devices, Inc.	2,000	68,980
Atheros Communications, Inc. (a)	10,000	239,300
AXT, Inc. (a)	12,000	57,480
Cisco Systems, Inc. (a)	8,500	217,005
Intel Corp.	4,000	76,520
Lam Research Corp. (a)	4,000	189,360
MEMC Electronic Materials, Inc. (a)	7,000	424,060
RF Micro Devices, Inc. (a)	8,000	49,840
Texas Instruments, Inc.	9,000	270,900
		1,593,445
Services - 5.9%
Automatic Data Processing, Inc.	1,000	48,400
Cognizant Technology Solutions Corp. (a)	1,000	88,270
First Data Corp.	4,000	107,600
Google, Inc. (a)	1,000	458,160
TriZetto Group, Inc. (a)	2,000	40,020
Valueclick, Inc. (a)	4,000	104,520
Yahoo!, Inc. (a)	6,000	187,740
		1,034,710
Software - 4.8%
Adobe Systems, Inc. (a)	5,000	208,500
Factset Research Systems, Inc.	2,000	125,700
Microsoft Corp.	10,000	278,700
Oracle Corp. (a)	10,000	181,300
SAP AG - ADR	1,200	53,580
		847,780
Specialty Retail - 3.4%
Abercrombie & Fitch Co. - Class A	1,500	113,520
Bed Bath & Beyond, Inc. (a)	3,000	120,510
Coach, Inc. (a)	3,000	150,150
Home Depot, Inc.	5,000	183,700
Staples, Inc.	1,500	38,760
		606,640
Telecommunications - 5.9%
America Movil S.A. de C.V. - ADR	10,000	477,900
China Mobile Hong Kong Ltd. - ADR	5,000	224,250
QUALCOMM, Inc.	8,000	341,280
		1,043,430
Transportation - 3.8%
AMR Corp. (a)	2,000	60,900
Burlington Northern Santa Fe Corp.	2,000	160,860
Cummins, Inc.	1,000	144,720
FedEx Corp.	2,000	214,860
J.B. Hunt Transport Services, Inc.	3,000	78,720
		660,060
Utilities - 1.3%
Vimpel-Communications - ADR (a)	2,500	237,100

TOTAL COMMON STOCKS (Cost $12,841,902)		$17,251,332

	Principal
	Amount	Value
CORPORATE BONDS - 0.8%
Diversified Financials - 0.8%
General Electric Capital Corp.
5.000%, 12/18/2018	$150,000	145,319
TOTAL CORPORATE BONDS (Cost $150,000)		$145,319

	Shares	Value
SHORT-TERM INVESTMENTS - 1.4%
First American Government Obligations Fund, 4.63% (c)	242,009	242,009
TOTAL SHORT-TERM INVESTMENTS (Cost $242,009)		$242,009

Total Investments (Cost $13,233,911) - 100.1%		$17,638,660
Liabilities in Excess of Other Assets - (0.1)%		(17,389)
TOTAL NET ASSETS - 100.0%		$17,621,271

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domicilied
(c)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title) /s/ Robert P. Morse
Robert P. Morse, President

Date May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
Robert P. Morse, President

Date May 22, 2007

By (Signature and Title)* /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date May 22, 2007

  * Print the name and title of each signing officer under his or her signature.